                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5843

                      (Investment Company Act File Number)

                            Cash Trust Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  5/31/08

              Date of Reporting Period:  Six months ended 11/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2007		2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0205		0.0424	0.0302	0.0099	0.0006	0.0058
Less Distributions:
Distributions from net investment income	(0.0205)		(0.0424)	(0.0302)	(0.0099)	(0.0006)	(0.0058)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.07%		4.32%	3.06%	0.99%	0.06%	0.58%

Ratios to Average Net Assets:
Net expenses	1.05	% [3]	1.05%	1.05%	1.05%	1.04%	1.05%
Net investment income	4.09	% [3]	4.24%	2.98%	1.08%	0.07%	0.59%
Expense waiver/reimbursement [4]	0.01	% [3]	0.03%	0.05%	0.02%	0.07%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$716,272		$549,287	$487,625	$546,590	$444,087	$590,024

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,020.70	$5.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.75	$5.30

1 Expenses are equal to the Fund's annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	23.0%
Repurchase Agreements	77.0%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At November 30, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	63.2%
8-30 Days	5.2%
31-90 Days	24.2%
91-180 Days	3.1%
181 Days or more	4.3%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Represents less than 0.1%.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2007 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--23.0%
$96,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.678% - 5.496%, 12/5/2007 - 2/26/2008	$96,503,956
26,620,000		Federal Home Loan Bank System Notes, 2.625% - 5.800%, 5/15/2008 -11/28/2008	26,626,476
7,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.890% -5.020%, 1/7/2008 - 3/3/2008	6,941,609
17,475,000		Federal Home Loan Mortgage Corp. Notes, 3.125% - 5.750%, 12/5/2007 -10/27/2008	17,423,625
6,000,000	[2]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	5,885,776
7,000,000	[1]	Federal National Mortgage Association Floating Rate Note, 5.038%, 12/28/2007	6,999,724
4,049,000		Federal National Mortgage Association Notes, 2.500% - 5.300%, 1/8/2008-6/15/2008	4,026,226
		TOTAL GOVERNMENT AGENCIES	164,407,392
		REPURCHASE AGREEMENTS--77.0%
20,000,000	[3]	Interest in $1,235,000,000 joint repurchase agreement 4.57%, dated 11/1/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $1,244,406,583 on 12/31/2007. The market value of the underlying securities at the end of the period was $1,275,377,987.	20,000,000
7,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.60%, dated 11/2/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/15/2037 for $502,683,333 on 12/17/2007. The market value of the underlying securities at the end of the period was $515,440,574.	7,000,000
136,000,000		Interest in $3,000,000,000 joint repurchase agreement 4.630%, dated 11/30/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $3,001,157,500 on 12/3/2007. The market value of the underlying securities at the end of the period was $3,081,006,674.	136,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$3,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 5.173%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/1/2037 for $310,430,297 on 4/10/2008. The market value of the underlying securities at the end of the period was $304,175,700.	$3,000,000
35,842,000		Interest in $2,766,000,000 joint repurchase agreement 3.11%, dated 11/30/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $2,766,716,855 on 12/3/2007. The market value of the underlying securities at the end of the period was $2,822,051,743.	35,842,000
9,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.64%, dated 11/7/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $503,866,667 on 1/7/2008. The market value of the underlying securities at the end of the period was $512,872,120.	9,000,000
14,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.65%, dated 11/19/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 12/1/2037 for $755,812,500 on 1/18/2008. The market value of the underlying securities at the end of the period was $769,458,836.	14,000,000
18,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 4.65%, dated 11/13/2007 under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/25/2037 for $1,003,616,667 on 12/12/2007. The market value of the underlying securities at the end of the period was $1,032,677,027.	18,000,000
15,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.73%, dated 11/20/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 2/25/2045 for $754,335,833 on 1/4/2008. The market value of the underlying securities at the end of the period was $767,004,012.	15,000,000
170,000,000		Interest in $710,000,000 joint repurchase agreement 4.63%, dated 11/30/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $710,273,942 on 12/3/2007. The market value of the underlying securities at the end of the period was $731,304,156.	170,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$8,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.74%, dated 11/28/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2037 for $504,015,833 on 1/28/2008. The market value of the underlying securities at the end of the period was $515,138,804.	$8,000,000
14,000,000	[3]	Interest in $765,000,000 joint repurchase agreement 4.78%, dated 10/16/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/15/2037 for $774,141,750 on 1/15/2008. The market value of the underlying securities at the end of the period was $792,554,092.	14,000,000
2,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $154,856,456 on 5/27/2008. The market value of the underlying securities at the end of the period was $155,503,848.	2,000,000
100,000,000		Interest in $150,000,000 joint repurchase agreement 4.65%, dated 11/30/2007 under which Westdeutsche Landesbank Girozentrale, New York will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 6/1/2040 for $150,058,125 on 12/3/2007. The market value of the underlying securities at the end of the period was $153,941,498.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	551,842,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [4]	716,249,392
		OTHER ASSETS AND LIABILITIES - NET--0.0%	22,762
		TOTAL NET ASSETS--100%	$716,272,154

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007 (unaudited)

Assets:
Investments in repurchase agreements	$551,842,000
Investments in securities	164,407,392
Total investments in securities, at amortized cost and value		$716,249,392
Income receivable		1,257,041
Receivable for shares sold		1,224
TOTAL ASSETS		717,507,657
Liabilities:
Payable for shares redeemed	3,124
Income distribution payable	633,175
Bank overdraft	386,207
Payable for distribution services fee (Note 4)	56,833
Payable for shareholder services fee (Note 4)	137,754
Accrued expenses	18,410
TOTAL LIABILITIES		1,235,503
Net assets for 716,270,175 shares outstanding		$716,272,154
Net Assets Consist of:
Paid-in capital		$716,270,175
Undistributed net investment income		1,979
TOTAL NET ASSETS		$716,272,154
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($716,272,154 ÷ 716,270,175 shares outstanding) $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2007 (unaudited)

Investment Income:
Interest			$16,146,013
Expenses:
Investment adviser fee (Note 4)		$1,567,779
Administrative personnel and services fee (Note 4)		247,213
Custodian fees		17,255
Transfer and dividend disbursing agent fees and expenses		272,490
Directors'/Trustees' fees		4,270
Auditing fees		8,500
Legal fees		4,502
Portfolio accounting fees		49,007
Distribution services fee (Note 4)		313,556
Shareholder services fee (Note 4)		783,889
Share registration costs		22,236
Printing and postage		16,903
Insurance premiums		4,206
Taxes		18,166
Miscellaneous		1,317
TOTAL EXPENSES		3,331,289
Waivers (Note 4):
Waiver of investment adviser fee	$(15,353)
Waiver of administrative personnel and services fee	(8,283)
TOTAL WAIVERS		(23,636)
Net expenses			3,307,653
Net investment income			$12,838,360

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2007	Year Ended 5/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,838,360	$21,821,218
Distributions to Shareholders:
Distributions from net investment income	(12,835,985)	(21,821,046)
Share Transactions:
Proceeds from sale of shares	1,084,943,252	1,675,604,655
Net asset value of shares issued to shareholders in payment of distributions declared	11,883,130	19,222,014
Cost of shares redeemed	(929,843,580)	(1,633,164,750)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	166,982,802	61,661,919
Change in net assets	166,985,177	61,662,091
Net Assets:
Beginning of period	549,286,977	487,624,886
End of period (including undistributed (distributions in excess of) net investment income of $1,979 and $(396), respectively)	$716,272,154	$549,286,977

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2007	Year Ended 5/31/2007
Shares sold	1,084,943,252	1,675,604,655
Shares issued to shareholders in payment of distributions declared	11,883,130	19,222,014
Shares redeemed	(929,843,580)	(1,633,164,750)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	166,982,802	61,661,919

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2007, the Adviser voluntarily waived $15,353 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,283 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the six months ended November 30, 2007, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of November 30, 2007, there were no outstanding loans. During the six months ended November 30, 2007, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

GOVERNMENT CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551204

0122604 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2007		2007		2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014		0.027		0.020	0.008	0.001	0.005
Net realized gain on investments	0.000	[2]	0.000	[2]	--	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.027		0.020	0.008	0.001	0.005
Less Distributions:
Distributions from net investment income	(0.014)		(0.027)		(0.020)	(0.008)	(0.001)	(0.005)
Distributions from net realized gain on investments	--		(0.000	) [2]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.014)		(0.027)		(0.020)	(0.008)	(0.001)	(0.005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [3]	1.37%		2.72%		1.98%	0.76%	0.13%	0.51%

Ratios to Average Net Assets:
Net expenses	1.05	% [4]	1.05%		1.05%	1.05%	1.05%	1.05%
Net investment income	2.73	% [4]	2.69%		1.92%	0.81%	0.13%	0.52%
Expense waiver/reimbursement [5]	0.05	% [4]	0.05%		0.05%	0.04%	0.03%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$403,385		$342,760		$334,001	$400,545	$353,473	$426,684

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,013.70	$5.29
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.75	$5.30

1 Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	86.3%
Municipal Notes	8.3%
Commercial Paper	4.7%
Other Assets and Liabilities--Net [2]	0.7%
TOTAL	100.0%

At November 30, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.3%
8-30 Days	0.8%
31-90 Days	2.7%
91-180 Days	4.2%
181 Days or more	5.3%
Other Assets and Liabilities--Net [2]	0.7%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3% [1,2]
		Alabama--2.3%
$2,490,000	[3,4]	Birmingham, AL Airport Authority, ROCs (Series 7537), Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.740%, 12/6/2007	$2,490,000
1,195,000		Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 3.760%, 12/7/2007	1,195,000
1,998,000		Birmingham, AL IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/ (Wells Fargo Bank, N.A. LOC), 3.730%, 12/6/2007	1,998,000
380,000		Perry County, AL IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 3.700%, 12/6/2007	380,000
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank NA, New York LOC), 3.820%, 12/6/2007	3,100,000
		TOTAL	9,163,000
		Arizona--4.0%
200,000		Casa Grande, AZ IDA, (Series 2002A), Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 3.640%, 12/6/2007	200,000
6,580,000	[3,4]	Maricopa County, AZ, IDA SFM, ROCs (Series 10214), Weekly VRDNs (GNMA COL)/ (Citigroup, Inc. LIQ), 3.740%, 12/6/2007	6,580,000
800,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/ (FNMA LOC), 3.700%, 12/6/2007	800,000
8,435,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, (PA-1509), Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ), 3.780%, 12/6/2007	8,435,000
		TOTAL	16,015,000
		Colorado--0.8%
1,750,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC), 3.780%, 12/6/2007	1,750,000
1,280,000		Colorado HFA, (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.680%, 12/6/2007	1,280,000
330,000		Colorado HFA, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.680%, 12/6/2007	330,000
		TOTAL	3,360,000
		District of Columbia--0.5%
1,995,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.760%, 12/6/2007	1,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--7.7%
$3,350,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.760%, 12/6/2007	$3,350,000
3,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.700%, 12/6/2007	3,000,000
1,500,000	[3,4]	Escambia County, FL HFA, (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.790%, 12/5/2007	1,500,000
1,905,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.760%, 12/6/2007	1,905,000
3,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (GTD by Textron Inc.), 4.700%, 12/5/2007	3,000,000
1,000,000		Jacksonville, FL EDC, Special Facility Airport Revenue Bonds (Series 2005B), Weekly VRDNs (Holland-Sheltair Aviation Funding LLC)/(Mellon Bank N.A. LOC), 3.680%, 12/6/2007	1,000,000
5,455,000	[3,4]	Lee County, FL Solid Waste System, (Series 2006 FR/RI-P11), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.790%, 12/5/2007	5,455,000
3,000,000		Miami-Dade County, FL, (Series A), 3.75% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 12/14/2007	3,000,000
8,700,000		Volusia County, FL HFA, (Series 2007 A), Weekly VRDNs (Cape Morris Cove LLP)/ (Washington Mutual Bank LOC), 3.720%, 12/5/2007	8,700,000
		TOTAL	30,910,000
		Georgia--5.2%
3,000,000		Brunswick and Glynn County, GA Development Authority, (Series 2007), Weekly VRDNs (Innovative Foam Products LLC)/(Columbus Bank and Trust Co., GA LOC), 3.680%, 12/6/2007	3,000,000
3,600,000		Carroll County, GA Development Authority, (Series 2007), Weekly VRDNs (Janus Investments LLC)/(Regions Bank, Alabama LOC), 3.700%, 12/6/2007	3,600,000
955,000		Fulton County, GA Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 3.600%, 12/5/2007	955,000
105,000		Georgia State, (Series 2006 H-1), Weekly VRDNs (Dexia Credit Local LIQ), 3.590%, 12/6/2007	105,000
10,000,000		Gwinnett County, GA Hospital Authority, (Series 2007A), Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 3.590%, 12/5/2007	10,000,000
1,000,000		Gwinnett County, GA Housing Authority, (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 3.660%, 12/6/2007	1,000,000
2,500,000		Kennesaw, GA Development Authority, (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.670%, 12/6/2007	2,500,000
		TOTAL	21,160,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--9.2%
$4,990,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-C70), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.720%, 12/5/2007	$4,990,000
3,510,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E4), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.720%, 12/5/2007	3,510,000
2,650,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E5), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.720%, 12/5/2007	2,650,000
1,415,000		Chicago, IL, (Series 2000), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/ (LaSalle Bank, N.A. LOC), 3.690%, 12/6/2007	1,415,000
1,755,000		Chicago, IL, (Series 2001), Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 3.790%, 12/6/2007	1,755,000
1,925,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 3.880%, 12/6/2007	1,925,000
4,225,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 12/6/2007	4,225,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 3.720%, 12/6/2007	1,000,000
2,630,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A), Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 12/6/2007	2,630,000
3,750,000		Illinois Development Finance Authority MFH, (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(LaSalle Bank, N.A. LOC), 3.730%, 12/6/2007	3,750,000
3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 3.760%, 12/6/2007	3,000,000
2,000,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/ (U.S. Bank, N.A. LOC), 3.690%, 12/6/2007	2,000,000
1,650,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1997), Weekly VRDNs (Rehabilitation Institute of Chicago)/(Bank of America N.A. LOC), 3.600%, 12/6/2007	1,650,000
2,000,000		Illinois Housing Development Authority, (2007 Subseries H-2), 3.48% TOBs, Mandatory Tender 10/1/2008	2,000,000
569,000		Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 12/6/2007	569,000
		TOTAL	37,069,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--3.9%
$870,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 3.730%, 12/6/2007	$870,000
1,071,000		Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments), Weekly VRDNs (Pedcor Investments-1994-XXII LP)/(FHLB of Indianapolis LOC), 3.750%, 12/6/2007	1,071,000
1,180,000		Huntington, IN, (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 3.780%, 12/6/2007	1,180,000
540,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC)/(JPMorgan Chase Bank, N.A. LOC), 4.050%, 12/6/2007	540,000
1,000,000		Indiana Development Finance Authority, (Series 2005), Weekly VRDNs (Republic Services, Inc.), 3.950%, 12/5/2007	1,000,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(U.S. Bank, N.A. LOC), 3.760%, 12/6/2007	1,500,000
7,700,000	[3,4]	Indiana State Housing & Community Development Authority, MERLOTS (Series 2007 C52), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.720%, 12/5/2007	7,700,000
1,720,000		Miami County, IN, (Series 2001: Timberland RV Project), Weekly VRDNs (Timberlodge Real Estate LLC)/(National City Bank LOC), 3.760%, 12/6/2007	1,720,000
		TOTAL	15,581,000
		Kansas--5.1%
7,640,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.700%, 12/6/2007	7,640,000
945,000		Colwich, KS Industrial Development, IDRBs (Series 1999), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Regions Bank, Alabama LOC), 3.770%, 12/6/2007	945,000
6,000,000		Dodge City, KS IDA, (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland, Utrecht LOC), 3.710%, 12/6/2007	6,000,000
3,444,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 3.730%, 12/6/2007	3,444,000
2,665,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 3.810%, 12/5/2007	2,665,000
		TOTAL	20,694,000
		Kentucky--0.7%
900,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.810%, 12/6/2007	900,000
1,113,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.710%, 12/6/2007	1,113,000
600,000		Kentucky EDFA, (Series 2007), Weekly VRDNs (Christian Care Communities, Inc.)/(National City Bank LOC), 3.640%, 12/6/2007	600,000
400,000		Winchester, KY, (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC), 3.650%, 12/6/2007	400,000
		TOTAL	3,013,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--0.6%
$2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/(JPMorgan Chase Bank, N.A. LOC), 3.830%, 12/6/2007	$2,500,000
		Maine--1.6%
1,000,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs, Mandatory Tender 9/22/2008	1,000,000
2,530,000	[3,4]	Maine State Housing Authority, PUTTERs (Series 1414B), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 3.700%, 12/6/2007	2,530,000
2,780,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/ (Key Bank, N.A. LOC), 3.720%, 12/6/2007	2,780,000
		TOTAL	6,310,000
		Maryland--1.3%
3,500,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54), Weekly VRDNs (Bank of New York LIQ), 3.720%, 12/5/2007	3,500,000
1,455,000		Maryland State Economic Development Corp., (Series 1998A-Catterton Printing Company Facility), Weekly VRDNs (Sky II LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.830%, 12/4/2007	1,455,000
115,000		Maryland State Economic Development Corp., (Series 1998B), Weekly VRDNs (Catterton Printing Co. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.830%, 12/4/2007	115,000
		TOTAL	5,070,000
		Minnesota--0.2%
660,000		Brooklyn Park, MN EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.780%, 12/6/2007	660,000
310,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.780%, 12/6/2007	310,000
		TOTAL	970,000
		Mississippi--1.6%
3,000,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/ (Wachovia Bank N.A. LOC), 3.720%, 12/6/2007	3,000,000
3,500,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4), Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 3.720%, 12/6/2007	3,500,000
		TOTAL	6,500,000
		Missouri--1.7%
6,975,000		Platte County, MO IDA, (Series 2007), Weekly VRDNs (Zona Rosa Development LLC)/(HSBC Bank USA LOC), 3.700%, 12/6/2007	6,975,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--9.0%
$3,782,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 12/6/2007	$3,782,000
4,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.730%, 12/6/2007	4,500,000
819,993	[3,4]	GS Pool Trust (Series 2006-56TP), Weekly VRDNs (Natixis Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.680%, 12/6/2007	819,993
13,640,880	[3,4]	GS Pool Trust (Series 2006-19TP), Weekly VRDNs (Natixis Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.710%, 12/6/2007	13,640,880
1,922,591	[3,4]	GS Pool Trust (Series 2006-35TP), Weekly VRDNs (Natixis Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.710%, 12/6/2007	1,922,591
2,385,000	[3,4]	JPMorgan Chase & Co. I-Putters Trust (Series 1761P), Weekly VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 3.830%, 12/6/2007	2,385,000
5,190,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.840%, 12/6/2007	5,190,000
4,025,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.830%, 12/6/2007	4,025,000
		TOTAL	36,265,464
		Nebraska--0.3%
1,200,000		York, NE Industrial Development, IDRBs (Series 1998), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Regions Bank, Alabama LOC), 3.770%, 12/6/2007	1,200,000
		Nevada--0.6%
2,260,000	[3,4]	Nevada Rural Housing Authority, MERLOTS (Series 2007-E6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.720%, 12/5/2007	2,260,000
		New Hampshire--0.5%
2,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.70% CP (New England Power Co.), Mandatory Tender 1/10/2008	2,000,000
		North Dakota--0.7%
200,000		Fargo, ND, (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.690%, 12/6/2007	200,000
2,775,000		Grand Forks, ND, (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.680%, 12/6/2007	2,775,000
		TOTAL	2,975,000
		Ohio--9.5%
1,000,000		Akron-Canton, OH Regional Airport Authority, (Series 2007), Weekly VRDNs (Huntington National Bank, Columbus, OH LOC), 3.850%, 12/6/2007	1,000,000
1,900,000		Athens, OH, 4.25% BANs, 7/10/2008	1,904,990
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$4,000,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.030%, 12/6/2007	$4,000,000
1,000,000		Butler County, OH, 4.10% BANs, 8/7/2008	1,004,397
7,490,000	[3,4]	Erie County, OH Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.080%, 12/6/2007	7,490,000
2,823,000		Lakewood, OH, 4.00% BANs, 4/10/2008	2,826,470
2,000,000		Massillon, OH City School District, 4.50% BANs, 7/30/2008	2,009,189
2,057,000		Morrow County, OH, 4.50% BANs, 7/11/2008	2,065,445
6,500,000		Mount Healthy, OH City School District, 4.25% BANs, 4/3/2008	6,511,249
2,694,100		Painesville, OH, 4.25% BANs, 3/19/2008	2,698,581
2,753,000		Perrysburg, OH, 4.00% BANs, 11/6/2008	2,764,142
1,570,000		Richland County, OH, 4.00% BANs, 10/30/2008	1,576,238
1,455,000		Stark County, OH, (Series 2007-2), 3.90% BANs, 9/24/2008	1,457,854
1,125,000		Summit County, OH IDA, (Series 2000), Weekly VRDNs (McHale Group)/ (National City Bank LOC), 3.800%, 12/6/2007	1,125,000
		TOTAL	38,433,555
		Oklahoma--2.0%
2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 12/6/2007	2,000,000
1,000,000		Oklahoma Development Finance Authority, (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 3.730%, 12/5/2007	1,000,000
2,500,000		Oklahoma Development Finance Authority, (Series 2002B), Weekly VRDNs (ConocoPhillips), 3.730%, 12/5/2007	2,500,000
2,600,000		Oklahoma Development Finance Authority, (Series 2003), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 3.730%, 12/5/2007	2,600,000
		TOTAL	8,100,000
		Oregon--0.5%
1,000,000		Oregon State EDRB, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/ (BNP Paribas SA LOC), 3.760%, 12/6/2007	1,000,000
1,000,000		Oregon State EDRB, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC), 3.760%, 12/6/2007	1,000,000
		TOTAL	2,000,000
		Pennsylvania--0.7%
895,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/ (PNC Bank, N.A. LOC), 3.900%, 12/6/2007	895,000
2,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 3.700%, 12/5/2007	2,000,000
		TOTAL	2,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--1.2%
$3,000,000		South Carolina Jobs-EDA, (Series 2004), Weekly VRDNs (Republic Services, Inc.), 3.950%, 12/5/2007	$3,000,000
1,000,000		South Carolina State Housing Finance & Development Authority, (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 3.690%, 12/6/2007	1,000,000
1,000,000		South Carolina State Housing Finance & Development Authority, (Series 2007B), 3.87% BANs, 9/2/2008	1,000,000
		TOTAL	5,000,000
		South Dakota--3.0%
12,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (South Dakota-AMT)/(Series 2005-9), Weekly VRDNs (South Dakota Housing Development Authority)/(State Street Bank and Trust Co. LIQ), 3.700%, 12/6/2007	12,000,000
		Tennessee--1.5%
900,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC), 3.670%, 12/5/2007	900,000
130,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 12/6/2007	130,000
2,000,000		Memphis-Shelby County, TN Industrial Board, (Series 2007), Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 3.690%, 12/5/2007	2,000,000
3,100,000		Union City, TN IDB, (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC), 3.760%, 12/6/2007	3,100,000
		TOTAL	6,130,000
		Texas--6.6%
9,670,000	[3,4]	Bexar County, TX Housing Finance Corp., PT-2596 Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(GTD by WestLB AG LOC), 4.180%, 12/6/2007	9,670,000
1,470,000		East Texas Housing Finance Corp., (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 3.720%, 12/6/2007	1,470,000
5,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Revenue Bonds (Series 2001B) Daily VRDNs (Exxon Capital Ventures, Inc.)/(GTD by Exxon Mobil Corp.), 3.660%, 12/3/2007	5,000,000
5,640,000		Houston, TX Higher Education Finance Corp., (Series 2003A) Tierwester Oaks and Richfield Manor Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 3.700%, 12/3/2007	5,640,000
2,095,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.720%, 12/5/2007	2,095,000
2,600,000		Texas State, (Series 2007), 4.50% TRANs, 8/28/2008	2,614,657
		TOTAL	26,489,657
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Vermont--1.0%
$3,825,000		Vermont Educational and Health Buildings Financing Agency, (Series 2004B), Weekly VRDNs (Landmark College, Inc.)/(Radian Asset Assurance INS)/(TD Banknorth N.A. LIQ), 5.250%, 12/6/2007	$3,825,000
		Virginia--6.7%
6,200,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA, New York LOC), 3.700%, 12/5/2007	6,200,000
500,000		King George County IDA, VA, (Series 1996), Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.640%, 12/6/2007	500,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.70% CP (Bank of America N.A. LOC), Mandatory Tender 4/3/2008	5,000,000
9,000,000		Metropolitan Washington, DC Airports Authority, Subseries A, 3.64% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 2/5/2008	9,000,000
6,110,000	[3,4]	Virginia State, P-Floats (Series EC-1065) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.730%, 12/6/2007	6,110,000
		TOTAL	26,810,000
		Washington--3.3%
3,500,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.700%, 12/6/2007	3,500,000
645,000		Washington State EDFA, (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/ (Bank of America N.A. LOC), 3.700%, 12/5/2007	645,000
4,500,000		Washington State EDFA, (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.750%, 12/6/2007	4,500,000
2,575,000		Washington State Housing Finance Commission, (Series 1996A: Pacific Inn Apartments), Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC), 3.740%, 12/6/2007	2,575,000
2,250,000		Washington State Housing Finance Commission, (Series 1998A: Oxford Square Apartments), Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 3.740%, 12/6/2007	2,250,000
		TOTAL	13,470,000
		Wisconsin--5.8%
2,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 3.830%, 12/6/2007	2,000,000
3,380,000		Lawrence, WI Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.720%, 12/6/2007	3,380,000
170,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 4.050%, 12/6/2007	170,000
2,275,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.720%, 12/6/2007	2,275,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$2,100,000		Rock County, WI, 4.25% TANs, 7/10/2008	$2,105,515
8,000,000		Verona, WI IDA Weekly VRDNs (Coating Place, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.720%, 12/6/2007	8,000,000
5,500,000	[3,4]	West Allis, WI, (Series 2007 FR/RI-F7), Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.730%, 12/5/2007	5,500,000
		TOTAL	23,430,515
		TOTAL INVESTMENTS--99.3% (AT AMORTIZED COST) [5]	400,569,191
		OTHER ASSETS AND LIABILITIES - NET--0.7%	2,816,018
		TOTAL NET ASSETS--100%	$403,385,209

Securities that are subject to the federal alternative minimum tax (AMT) represent 75.8% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
95.6%	4.4%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, these restricted securities amounted to $159,564,464, which represented 39.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At November 30, 2007, these liquid restricted securities amounted to $159,564,464, which represented 39.6% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ(s)	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCRBs	--Pollution Control Revenue Bonds
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	-- Reset Option Certificates
SFM	--Single Family Mortgage
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$400,569,191
Income receivable		2,298,823
Receivable for investments sold		3,547,778
Receivable for shares sold		21,062
TOTAL ASSETS		406,436,854
Liabilities:
Payable for investments purchased	$2,600,000
Payable for shares redeemed	21,061
Income distribution payable	233,283
Payable for Directors'/Trustees' fee	290
Payable for distribution services fee (Note 4)	33,249
Payable for shareholder services fee (Note 4)	80,547
Bank overdraft	42,740
Accrued expenses	40,475
TOTAL LIABILITIES		3,051,645
Net assets for 403,282,196 shares outstanding		$403,385,209
Net Assets Consist of:
Paid-in capital		$403,279,900
Accumulated net realized gain on investments		105,346
Distributions in excess of net investment income		(37)
TOTAL NET ASSETS		$403,385,209
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$403,385,209 ÷ 403,282,196 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2007 (unaudited)

Investment Income:
Interest			$7,084,736
Expenses:
Investment adviser fee (Note 4)		$937,078
Administrative personnel and services fee (Note 4)		147,762
Custodian fees		11,101
Transfer and dividend disbursing agent fees and expenses		193,165
Directors'/Trustees' fees		3,320
Auditing fees		8,500
Legal fees		6,897
Portfolio accounting fees		39,533
Distribution services fee (Note 4)		187,416
Shareholder services fee (Note 4)		468,479
Share registration costs		31,885
Printing and postage		14,855
Insurance premiums		3,673
Taxes		11,800
Miscellaneous		589
TOTAL EXPENSES		2,066,053
Waivers (Note 4):
Waiver of investment adviser fee	$(84,266)
Waiver of administrative personnel and services fee	(4,952)
TOTAL WAIVERS		(89,218)
Net expenses			1,976,835
Net investment income			5,107,901
Net realized gain on investments			28,791
Change in net assets resulting from operations			$5,136,692

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2007	Year Ended 5/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,107,901	$9,878,461
Net realized gain on investments	28,791	83,508
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,136,692	9,961,969
Distributions to Shareholders:
Distributions from net investment income	(5,110,134)	(9,875,116)
Distributions from net realized gain on investments	--	(4,047)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,110,134)	(9,879,163)
Share Transactions:
Proceeds from sale of shares	777,363,559	1,474,818,907
Net asset value of shares issued to shareholders in payment of distributions declared	4,923,178	9,406,848
Cost of shares redeemed	(721,688,479)	(1,475,548,768)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	60,598,258	8,676,987
Change in net assets	60,624,816	8,759,793
Net Assets:
Beginning of period	342,760,393	334,000,600
End of period (including undistributed (distributions in excess of) net investment income of $(37) and $2,196, respectively)	$403,385,209	$342,760,393

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2007	Year Ended 5/31/2007
Shares sold	777,363,559	1,474,818,907
Shares issued to shareholders in payment of distributions declared	4,923,178	9,406,848
Shares redeemed	(721,688,479)	(1,475,548,768)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	60,598,258	8,676,987

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2007, the Adviser voluntarily waived $84,266 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,952 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended November 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $548,533,000 and $657,823,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the six months ended November 30, 2007, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of November 30, 2007, there were no outstanding loans. During the six months ended November 30, 2007, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

MUNICIPAL CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551303

0122605 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2007		2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022		0.043	0.031	0.011	0.001	0.007
Less Distributions:
Distributions from net investment income	(0.022)		(0.043)	(0.031)	(0.011)	(0.001)	(0.007)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.19%		4.42%	3.15%	1.08%	0.14%	0.69%

Ratios to Average Net Assets:
Net expenses	1.05	% [3]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	4.34	% [3]	4.34%	3.07%	1.11%	0.14%	0.70%
Expense waiver/reimbursement [4]	0.01	% [3]	0.01%	0.02%	0.02%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,246,447		$4,758,790	$3,850,411	$4,074,633	$4,334,861	$5,008,970

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,021.90	$5.31
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.75	$5.30

1 Expenses are equal to the Fund's annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	60.7%
Variable Rate Demand Instruments	31.3%
Bank Instruments	7.1%
Repurchase Agreement	0.9%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At November 30, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	28.0%
8-30 Days	19.7%
31-90 Days	35.2%
91-180 Days	11.1%
181 Days or more	6.0%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.6%
		Finance - Automotive--0.5%
$4,776,640	[1]	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	$4,776,640
16,935,282	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008	16,935,282
5,914,658		Hyundai Auto Receivables Trust 2007-A, Class A1, 5.290%, 10/15/2008	5,914,658
		TOTAL	27,626,580
		Finance - Equipment--0.5%
3,556,443		Caterpillar Financial Asset Trust 2007-A, Class A1, 5.672%, 9/25/2008	3,556,443
20,000,000		GE Equipment Midticket LLC, Series 2007-1, Class A1, 4.905%, 11/14/2008	20,000,000
		TOTAL	23,556,443
		Finance - Retail--2.2%
40,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 4.666%, 5/17/2008	40,000,000
37,900,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 4.631%, 3/15/2008	37,900,000
6,000,000		Permanent Master Issuer PLC 2007-1, Class A, 4.631%, 1/15/2008	6,000,000
31,116,856	[1,2]	WST Trust, Series 2007-1G, Class A1, 4.951%, 5/21/2008	31,116,856
		TOTAL	115,016,856
		Insurance--0.4%
20,210,502		Capital One Auto Finance Trust 2007-C, Class A1, (FGIC LOC), 5.282%, 10/15/2008	20,210,502
		TOTAL ASSET-BACKED SECURITIES	186,410,381
		CERTIFICATES OF DEPOSIT--7.1%
		Banking--7.1%
25,000,000		Bank of Montreal, 4.920%, 5/30/2008	25,000,000
25,000,000		Bank of Scotland, Edinburgh, 5.310%, 5/22/2008	25,000,000
55,000,000		Barclays Bank PLC, 5.312% - 5.370%, 1/25/2008 - 5/22/2008	55,000,000
90,000,000		Credit Suisse, Zurich, 5.290% - 5.405%, 1/14/2008 - 6/9/2008	89,999,636
55,000,000		DePfa Bank PLC, 4.800%, 4/22/2008	55,000,000
25,000,000		Huntington National Bank, Columbus, OH, 5.190%, 4/7/2008	25,000,000
25,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.850%, 5/21/2008	25,000,000
25,000,000		Societe Generale, Paris, 5.420%, 7/10/2008	25,000,000
50,000,000		Toronto Dominion Bank, 4.850%, 5/27/2008	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	374,999,636
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--18.5%
		Banking--7.2%
$78,000,000		BNP Paribas Securities Corp., 4.837%, 12/3/2007	$78,000,000
50,000,000		Barclays Capital, Inc., 4.937%, 12/3/2007	50,000,000
65,000,000		Credit Suisse First Boston LLC, 4.955%, 12/3/2007	65,000,000
85,000,000		Fortis Bank SA/NV, 4.887%, 12/3/2007	85,000,000
100,000,000		Greenwich Capital Markets, Inc., 4.837% - 5.087%, 12/3/2007 - 1/23/2008	100,000,000
		TOTAL	378,000,000
		Brokerage--11.3%
115,000,000		Bear Stearns & Co., Inc., 4.937%, 12/3/2007	115,000,000
50,000,000		Citigroup Global Markets, Inc., 4.877% - 5.037%, 12/3/2007	50,000,000
75,000,000		Goldman Sachs & Co., 4.857%, 12/3/2007	75,000,000
255,000,000		Lehman Brothers, Inc., 5.087% - 5.137%, 12/31/2007 - 1/25/2008	255,000,000
100,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.150%, 1/18/2008	100,000,000
		TOTAL	595,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	973,000,000
		COMMERCIAL PAPER--31.7% [3]
		Aerospace/Auto--1.2%
26,500,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.240% - 5.500%, 1/28/2008	26,274,638
38,750,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.280% - 5.400%, 12/5/2007 - 1/11/2008	38,631,678
		TOTAL	64,906,316
		Banking--4.0%
50,000,000		DePfa Bank PLC, 4.990% - 5.272%, 1/22/2008 - 2/14/2008	49,545,196
87,646,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.200% - 6.150%, 12/14/2007 - 3/11/2008	86,933,312
25,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.600%, 12/14/2007	24,949,444
50,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 5.200%, 2/5/2008	49,523,333
		TOTAL	210,951,285
		Consumer Products--0.7%
4,750,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 5.300%, 1/15/2008	4,718,531
30,000,000	[1,2]	Fortune Brands, Inc., 5.300%, 12/6/2007 - 12/7/2007	29,974,825
		TOTAL	34,693,356
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Electrical Equipment--0.1%
$5,000,000		Whirlpool Corp., 5.050%, 12/20/2007	$4,986,674
		Finance - Automotive--2.9%
20,252,000		DRAC LLC, (A1/P1 Series), 4.750%, 12/24/2007	20,190,541
40,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.210% - 5.500%, 1/16/2008 - 2/20/2008	39,619,356
95,000,000		FCAR Auto Loan Trust, A1/P1 Series, 5.050% - 5.510%, 2/25/2008 - 3/24/2008	93,707,767
		TOTAL	153,517,664
		Finance - Commercial--4.7%
10,000,000		CIT Group, Inc., 5.350%, 1/8/2008	9,943,528
180,000,000	[1,2]	Fairway Finance Co. LLC, 4.940% - 5.200%, 2/7/2008 - 2/15/2008	178,151,514
40,000,000		General Electric Capital Corp., 5.020%, 2/7/2008	39,620,711
20,000,000	[1,2]	Versailles CDS LLC, 5.300%, 1/16/2008	19,864,556
		TOTAL	247,580,309
		Finance - Retail--11.9%
252,000,000	[1,2]	Alpine Securitization Corp., 4.880% - 5.200%, 1/23/2008 - 2/19/2008	249,569,764
50,000,000	[1,2]	Chariot Funding LLC, 5.000%, 12/13/2007	49,916,667
25,000,000	[1,2]	Falcon Asset Securitization Company LLC, 5.200%, 3/7/2008	24,649,722
255,450,000	[1,2]	Sheffield Receivables Corp., 5.080% - 6.150%, 12/7/2007 - 2/4/2008	254,385,727
44,400,000	[1,2]	Yorktown Capital LLC, 5.650%, 12/14/2007	44,309,412
		TOTAL	622,831,292
		Finance - Securities--4.3%
175,000,000	[1,2]	Grampian Funding LLC, 4.990% - 5.215%, 12/17/2007 - 3/28/2008	173,231,735
25,000,000	[1,2]	Perry Global Funding LLC, Series A, 4.850%, 2/4/2008	24,781,076
27,250,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.250%, 4/21/2008	26,685,698
		TOTAL	224,698,509
		Food & Beverage--0.8%
44,200,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. GTD), 4.880% - 5.280%, 12/3/2007 - 1/30/2008	43,967,259
		Retail--1.1%
32,600,000		Home Depot, Inc., 4.930% - 5.000%, 1/30/2008	32,330,142
25,250,000	[1,2]	Safeway Inc., 5.000% - 5.200%, 12/5/2007 - 12/17/2007	25,198,387
		TOTAL	57,528,529
		TOTAL COMMERCIAL PAPER	1,665,661,193
Principal Amount			Value
		CORPORATE BONDS--0.7%
		Finance - Retail--0.4%
$22,000,000	[1,2]	SLM Corp., 4.653%, 4/14/2008	$22,000,000
		Retail--0.3%
15,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	15,043,283
		TOTAL CORPORATE BONDS	37,043,283
		CORPORATE NOTES--3.3%
		Banking--0.9%
22,000,000		Credit Suisse, Zurich, 5.420%, 12/4/2007	22,000,000
23,500,000		Toronto Dominion Bank, 5.420%, 12/12/2007	23,500,000
		TOTAL	45,500,000
		Brokerage--0.8%
40,000,000		Goldman Sachs Group, Inc., 4.807%, 1/16/2008	40,000,000
		Finance - Securities--1.6%
15,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350%, 5/21/2008	15,000,000
70,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 - 8/5/2008	70,000,000
		TOTAL	85,000,000
		TOTAL CORPORATE NOTES	170,500,000
		LOAN PARTICIPATION--2.9%
		Chemicals--1.0%
50,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.220%, 12/27/2007	50,000,000
		Miscellaneous--1.9%
100,000,000		Cargill, Inc., 4.950%, 1/28/2008	100,000,000
		TOTAL LOAN PARTICIPATION	150,000,000
		NOTES - VARIABLE--31.3% [4]
		Banking--16.7%
4,830,000		35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 4.921%, 12/6/2007	4,830,000
2,260,000		6380 Brackbill Associates LP, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.920%, 12/7/2007	2,260,000
3,699,000		American Health Care Centers, Inc., Series 1998, (FirstMerit Bank, N.A. LOC), 4.890%, 12/6/2007	3,699,000
3,400,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 5.230%, 12/6/2007	3,400,000
80,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.639%, 12/5/2007	80,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$68,000,000	[1,2]	BNP Paribas SA, 4.779%, 12/26/2007	$68,000,000
25,000,000	[1,2]	Bank of Ireland, 4.859%, 2/15/2008	25,000,000
25,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.655%, 12/10/2007	25,000,000
55,000,000		Bank of Scotland, Edinburgh, 4.786% - 5.280%, 12/3/2007 - 12/24/2007	55,000,000
5,715,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.120%, 12/7/2007	5,715,000
600,000		Boozer Lumber Co., (Regions Bank, Alabama LOC), 4.850%, 12/7/2007	600,000
7,565,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.181%, 12/6/2007	7,565,000
1,290,000		Capital One Funding Corp., Series 1995-D, (JPMorgan Chase Bank, N.A. LOC), 4.950%, 12/6/2007	1,290,000
290,000		Carpenter, Thomas E., Series 1998, (Huntington National Bank, Columbus, OH LOC), 5.020%, 12/6/2007	290,000
4,520,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.920%, 12/7/2007	4,520,000
4,665,000		Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 5.270%, 12/6/2007	4,665,000
2,210,000		Crane Plastics Siding LLC, Series 2000, (JPMorgan Chase Bank, N.A. LOC), 4.900%, 12/6/2007	2,210,000
21,000,000	[1,2]	Credit Agricole S.A., 5.180%, 12/24/2007	21,000,000
755,000		Damascus Co. Ltd., Series 1998, (Huntington National Bank, Columbus, OH LOC), 5.02%, 12/6/2007	755,000
10,000,000	[1,2]	DePfa Bank PLC, 5.754%, 12/15/2007	10,000,000
1,650,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.830%, 12/5/2007	1,650,000
2,240,000		Engle Printing & Publishing, Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.920%, 12/7/2007	2,240,000
26,500,000		FEM Portfolio No. 1, Series 2007, (Huntington National Bank, Columbus, OH LOC), 5.120%, 12/6/2007	26,500,000
5,795,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.920%, 12/7/2007	5,795,000
5,900,000		Gervais Street Associates, Series 1998, (Wachovia Bank N.A. LOC), 5.120%, 12/5/2007	5,900,000
18,000,000		Goldleaf Mortgage LLC, Series 2007-A, (Marshall & Ilsley Bank, Milwaukee LOC), 4.850%, 12/6/2007	18,000,000
1,825,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.920%, 12/7/2007	1,825,000
2,595,000		Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 5.180%, 12/7/2007	2,595,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,730,000		Grob Systems, Inc., Series 1998 & 1999, (Fifth Third Bank, Cincinnati LOC), 4.870%, 12/6/2007	$5,730,000
950,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.230%, 12/7/2007	950,000
2,580,000		Iowa 80 Group, Inc., Series 2001, (Wells Fargo Bank, N.A. LOC), 5.720%, 12/3/2007	2,580,000
7,065,000		Jackson-Rime Development Co. I, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 4.820%, 12/6/2007	7,065,000
50,000,000	[1]	MONET Trust, Series 2000-1, Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.268%, 12/28/2007	50,000,000
3,930,000		Maryland State Economic Development Corp., Human Genome Sciences, Series 1999A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.880%, 12/4/2007	3,930,000
50,000,000		Maryland State Economic Development Corp., Series 2001A, Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.880%, 12/4/2007	50,000,000
3,955,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project, Series1998-A, (SunTrust Bank LOC), 4.880%, 12/6/2007	3,955,000
5,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 4.658%, 12/7/2007	5,000,000
50,000,000		National City Bank, 4.908% - 4.909%, 12/3/2007 - 2/13/2008	50,000,000
6,865,000		Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 5.275%, 12/6/2007	6,865,000
410,000		PV Communications, Inc., Series 1998, (Huntington National Bank, Columbus, OH LOC), 5.231%, 12/6/2007	410,000
7,975,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.972%, 12/7/2007	7,975,000
25,000,000	[1,2]	Royal Bank of Canada, Montreal, 4.706%, 12/3/2007	25,000,000
320,000		Sandridge Food Corp., (National City Bank LOC), 4.890%, 12/6/2007	320,000
13,750,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.181%, 12/6/2007	13,750,000
30,000,000	[1,2]	Societe Generale, Paris, 4.706%, 12/3/2007	30,000,000
25,000,000		Societe Generale, Paris, 4.748%, 12/28/2007	24,979,879
7,835,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 5.181%, 12/6/2007	7,835,000
1,765,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 4.880%, 12/6/2007	1,765,000
4,215,000		Sun Valley, Inc., (Wachovia Bank N.A. LOC), 5.120%, 12/7/2007	4,215,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.920%, 12/7/2007	2,735,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$1,545,000		Swiger Coil Systems, Inc., Series 2000, (Huntington National Bank, Columbus, OH LOC), 5.231%, 12/6/2007	$1,545,000
485,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 5.131%, 12/6/2007	485,000
2,860,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 4.940%, 12/6/2007	2,860,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2007-1, Tranche #1, (GTD by Wachovia Corp.), 5.238%, 12/21/2007	20,000,000
65,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2007-2, Tranche #1, (GTD by Wachovia Corp.), 5.498%, 12/28/2007	65,000,000
38,000,000		Wells Fargo & Co., 4.766%, 12/3/2007	38,000,000
48,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.648%, 12/17/2007	48,000,000
1,210,000		Wexner Heritage House, Series 2000, (Huntington National Bank, Columbus, OH LOC), 5.181%, 12/6/2007	1,210,000
790,000		White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC), 5.181%, 12/6/2007	790,000
		TOTAL	873,253,879
		Brokerage--4.8%
50,000,000	[1,2]	Goldman Sachs Group, Inc., 4.722%, 12/17/2007	50,000,514
35,000,000		Merrill Lynch & Co., Inc., 4.768%, 12/4/2007	35,000,000
166,000,000		Morgan Stanley, 4.750% - 4.883%, 12/3/2007 - 12/27/2007	166,000,000
		TOTAL	251,000,514
		Finance - Commercial--0.6%
30,000,000		General Electric Capital Corp., 4.685%, 12/10/2007	30,000,000
3,000,000		South Carolina Jobs-EDA, Roller Bearing Co., Series 1994 B, (Heller Financial, Inc. LOC), 4.850%, 12/6/2007	3,000,000
		TOTAL	33,000,000
		Finance - Retail--1.9%
31,000,000		AFS Insurance Premium Receivables Trust, Series 1994-A, 5.208%, 12/17/2007	31,000,000
70,000,000	[1,2]	Paradigm Funding LLC, 4.727% - 4.753%, 12/21/2007 - 12/24/2007	69,998,090
		TOTAL	100,998,090
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Securities--6.0%
$60,000,000	[1,2]	Asscher Finance Corp., 4.570% - 4.849%, 12/3/2007 - 2/15/2008 (Final Maturity 8/1/2008 - 8/15/2008)	$59,983,027
162,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 4.565% - 5.140%, 12/3/2007 - 2/19/2008 (Final Maturity 1/22/2008 - 8/15/2008)	161,984,615
91,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance, Inc.), 4.565% - 4.957%, 12/3/2007 (Final Maturity 12/13/2007 - 5/30/2008)	90,998,660
		TOTAL	312,966,302
		Insurance--1.3%
15,000,000		Genworth Life Insurance Co., 4.986%, 2/9/2008	15,000,000
9,000,000		Hartford Life Global Funding Trust, 4.671%, 12/17/2007	9,000,000
35,000,000		Monumental Life Insurance Co., 5.645%, 2/28/2008	35,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 5.223%, 1/9/2008	10,000,000
		TOTAL	69,000,000
		TOTAL NOTES - VARIABLE	1,640,218,785
		REPURCHASE AGREEMENT--0.9%
46,334,000		Interest in $4,000,000,000 joint repurchase agreement 4.63%, dated 11/30/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2047 for $4,001,543,333 on 12/3/2007. The market value of the underlying securities at the end of the period was $4,113,762,999.	46,334,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [5]	5,244,167,278
		OTHER ASSETS AND LIABILITIES - NET--0.0%	2,279,986
		TOTAL NET ASSETS--100%	$5,246,447,264

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, these restricted securities amounted to $2,490,510,962, which represented 47.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At November 30, 2007, these liquid restricted securities amounted to $2,435,734,322, which represented 46.4% of total net assets.

3 Discount rate at time of purchase.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
GTD	--Guaranteed
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$5,244,167,278
Cash		702,752
Income receivable		23,010,409
Receivable for shares sold		1,997,370
TOTAL ASSETS		5,269,877,809
Liabilities:
Payable for investments purchased	$14,375,944
Payable for shares redeemed	219,912
Income distribution payable	7,154,399
Payable for distribution services fee (Note 4)	431,496
Payable for shareholder services fee (Note 4)	1,039,701
Accrued expenses	209,093
TOTAL LIABILITIES		23,430,545
Net assets for 5,246,435,710 shares outstanding		$5,246,447,264
Net Assets Consist of:
Paid-in capital		$5,246,435,710
Undistributed net investment income		11,554
TOTAL NET ASSETS		$5,246,447,264
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($5,246,447,264 ÷ 5,246,435,710 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2007 (unaudited)

Investment Income:
Interest			$135,024,036
Expenses:
Investment adviser fee (Note 4)		$12,504,457
Administrative personnel and services fee (Note 4)		1,971,869
Custodian fees		113,090
Transfer and dividend disbursing agent fees and expenses		2,617,665
Directors'/Trustees' fees		26,218
Auditing fees		8,500
Legal fees		5,052
Portfolio accounting fees		81,183
Distribution services fee (Note 4)		2,500,892
Shareholder services fee (Note 4)		6,250,158
Account administration fee		2,070
Share registration costs		135,914
Printing and postage		115,717
Insurance premiums		12,084
Taxes		183,486
Miscellaneous		6,987
TOTAL EXPENSES		26,535,342
Waivers (Note 4):
Waiver of investment adviser fee	$(88,651)
Waiver of administrative personnel and services fee	(66,190)
TOTAL WAIVERS		(154,841)
Net expenses			26,380,501
Net investment income			$108,643,535

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2007	Year Ended 5/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$108,643,535	$188,674,744
Distributions to Shareholders:
Distributions from net investment income	(108,657,702)	(188,642,597)
Share Transactions:
Proceeds from sale of shares	5,039,285,170	9,087,354,336
Net asset value of shares issued to shareholders in payment of distributions declared	107,221,535	183,908,684
Cost of shares redeemed	(4,658,835,230)	(8,362,916,138)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	487,671,475	908,346,882
Change in net assets	487,657,308	908,379,029
Net Assets:
Beginning of period	4,758,789,956	3,850,410,927
End of period (including undistributed net investment income of $11,554 and $25,721, respectively)	$5,246,447,264	$4,758,789,956

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at November 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	6/19/2007	$ 4,776,640
MONET Trust, Series 2000-1, Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.268%, 12/28/2007	3/28/2006	$50,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2007	Year Ended 5/31/2007
Shares sold	5,039,285,170	9,087,354,336
Shares issued to shareholders in payment of distributions declared	107,221,535	183,908,684
Shares redeemed	(4,658,835,230)	(8,362,916,138)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	487,671,475	908,346,882

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2007, the Adviser voluntarily waived $88,651 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $66,190 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the six months ended November 30, 2007, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2007, there were no outstanding loans. During the six months ended November 30, 2007, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

PRIME CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551105

0122606 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2007		2007	2006	[1]	2005		2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0189		0.0419	0.0295		0.0091		0.0004	0.0051
Net realized gain on investments	--		--	0.0000	[2]	0.0000	[2]	0.0002	0.0006
TOTAL FROM INVESTMENT OPERATIONS	0.0189		0.0419	0.0295		0.0091		0.0006	0.0057
Less Distributions:
Distributions from net investment income	(0.0189)		(0.0419)	(0.0295)		(0.0091)		(0.0004)	(0.0051)
Distributions from net realized gain on investments	--		--	(0.0000	) [2]	(0.0000	) [2]	(0.0002)	(0.0006)
TOTAL DISTRIBUTIONS	(0.0189)		(0.0419)	(0.0295)		(0.0091)		(0.0006)	(0.0057)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [3]	1.91%		4.27%	2.99%		0.91%		0.06%	0.57%

Ratios to Average Net Assets:
Net expenses	1.05	% [4]	1.05%	1.05%		1.05%		1.01%	1.05%
Net investment income	3.74	% [4]	4.18%	3.00%		0.87%		0.04%	0.54%
Expense waiver/reimbursement [5]	0.01	% [4]	0.06%	0.06%		0.08%		0.09%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$696,741		$345,669	$388,810		$252,537		$341,511	$491,107

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.0001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,019.10	$5.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.75	$5.30

1 Expenses are equal to the Fund's annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	100.1%
U.S. Treasury Securities	5.1%
Other Assets and Liabilities--Net [2]	(5.2)%
TOTAL	100.0%

At November 30, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	98.4%
8-30 Days	5.2%
31-90 Days	0.0%
91-180 Days	0.6%
181 Days or more	1.0%
Other Assets and Liabilities--Net [2]	(5.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2007 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.1%
$125,683,000		Interest in $2,766,000,000 joint repurchase agreement 3.11%, dated 11/30/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $2,766,716,855 on 12/3/2007. The market value of the underlying securities at the end of the period was $2,822,051,743.	$125,683,000
140,000,000		Interest in $1,782,000,000 joint repurchase agreement 3.05%, dated 11/30/2007 under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2029 for $1,782,452,925 on 12/3/2007. The market value of the underlying securities at the end of the period was $1,818,103,010.	140,000,000
140,000,000		Interest in $2,000,000,000 joint repurchase agreement 3.10%, dated 11/30/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,000,516,667 on 12/3/2007. The market value of the underlying securities at the end of the period was $2,040,007,566.	140,000,000
140,000,000		Interest in $2,000,000,000 joint repurchase agreement 3.10%, dated 11/30/2007 under which ING Financial Markets LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2027 for $2,000,516,667 on 12/3/2007. The market value of the underlying securities at the end of the period was $2,040,003,633.	140,000,000
140,000,000		Interest in $3,285,000,000 joint repurchase agreement 3.10%, dated 11/30/2007 under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $3,285,848,625 on 12/3/2007. The market value of the underlying securities at the end of the period was $3,350,704,498.	140,000,000
4,500,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2022 for $210,515,556 on 5/21/2008.The market value of the underlying securities at the end of the period was $214,926,314.	4,500,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$4,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2022 for $207,457,417 on 5/30/2008.The market value of the underlying securities at the end of the period was $211,592,538.	$4,000,000
3,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2022 for $163,337,622 on 6/13/2008. The market value of the underlying securities at the end of the period was $165,339,744.	3,000,000
		TOTAL REPURCHASE AGREEMENTS	697,183,000
		U.S. TREASURY--5.1%
36,000,000		United States Treasury Bill, 3.86%, 12/17/2007	35,945,960
		TOTAL INVESTMENTS--105.2% (AT AMORTIZED COST) [2]	733,128,960
		OTHER ASSETS AND LIABILITIES - NET--(5.2)%	(36,388,189)
		TOTAL NET ASSETS--100%	$696,740,771

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007 (unaudited)

Assets:
Investments in repurchase agreements	$697,183,000
Investments in securities	35,945,960
Total investments in securities, at amortized cost and value		$733,128,960
Income receivable		365,359
Receivable for shares sold		900
Prepaid expenses		8,682
TOTAL ASSETS		733,503,901
Liabilities:
Payable for investments purchased	35,945,960
Payable for shares redeemed	300
Income distribution payable	564,993
Payable to bank	88,674
Payable for distribution services fee (Note 4)	48,675
Payable for shareholder services fee (Note 4)	114,528
TOTAL LIABILITIES		36,763,130
Net assets for 696,733,437 shares outstanding		$696,740,771
Net Assets Consist of:
Paid-in capital		$696,733,437
Undistributed net investment income		7,334
TOTAL NET ASSETS		$696,740,771
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($696,740,771 ÷ 696,733,437 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2007 (unaudited)

Investment Income:
Interest			$11,284,140
Expenses:
Investment adviser fee (Note 4)		$1,177,061
Administrative personnel and services fee (Note 4)		185,561
Custodian fees		13,207
Transfer and dividend disbursing agent fees and expenses		176,370
Directors'/Trustees' fees		3,391
Auditing fees		8,500
Legal fees		4,653
Portfolio accounting fees		39,807
Distribution services fee (Note 4)		235,412
Shareholder services fee (Note 4)		583,618
Account administration fee		3,007
Share registration costs		36,493
Printing and postage		14,156
Insurance premiums		3,889
Taxes		13,191
Miscellaneous		9,569
TOTAL EXPENSES		2,507,885
Waivers (Note 4):
Waiver of investment adviser fee	$(18,390)
Waiver of administrative personnel and services fee	(6,177)
TOTAL WAIVERS		(24,567)
Net expenses			2,483,318
Net investment income			$8,800,822

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2007	Year Ended 5/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,800,822	$14,707,670
Distributions to Shareholders:
Distributions from net investment income	(8,792,649)	(14,711,573)
Share Transactions:
Proceeds from sale of shares	893,871,758	863,399,112
Net asset value of shares issued to shareholders in payment of distributions declared	8,484,826	14,172,031
Cost of shares redeemed	(551,292,721)	(920,708,455)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	351,063,863	(43,137,312)
Change in net assets	351,072,036	(43,141,215)
Net Assets:
Beginning of period	345,668,735	388,809,950
End of period (including undistributed (distributions in excess of) net investment income of $7,334 and $(839), respectively)	$696,740,771	$345,668,735

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2007	Year Ended 5/31/2007
Shares sold	893,871,758	863,399,112
Shares issued to shareholders in payment of distributions declared	8,484,826	14,172,031
Shares redeemed	(551,292,721)	(920,708,455)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	351,063,863	(43,137,312)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2007, the Adviser voluntarily waived $18,390 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,177 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the six months ended November 30, 2007, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2007, there were no outstanding loans. During the six months ended November 30, 2007, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

TREASURY CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551402

0122607 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  CASH TRUST SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JANUARY 23, 2008

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008